Derivative and Other Financial Instruments (Accumulated Other Comprehensive Income ("AOCI") and Earnings from Changes in Fair Value Related to Derivative Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in AOCI (effective portion)	$ 41	$ 18
Amount of gain/(loss) reclassified from AOCI into earnings	21	(3)
Gain (loss) reclassified from AOCI into earnings, net of tax	428	583	$ 461
Amount reclassified from Accumulated Other Comprehensive Income | (Gains) / losses on cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings, net of tax	(21)	3
Foreign exchange
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in AOCI (effective portion)	2	(2)
Amount of gain/(loss) reclassified from AOCI into earnings	(2)	3
Foreign exchange | Amount reclassified from Accumulated Other Comprehensive Income | (Gains) / losses on cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings, net of tax	2	(3)
Commodities
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in AOCI (effective portion)	39	20
Amount of gain/(loss) reclassified from AOCI into earnings	23	(6)
Loss on hedge ineffectiveness	2
Gain (loss) on hedge ineffectiveness, net of tax	(1)	1
Gain on cash flow hedge ineffectiveness		1
Commodities | Amount reclassified from Accumulated Other Comprehensive Income | (Gains) / losses on cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings, net of tax	(23)	6
(Gain) loss recognized in cost of products sold	31	(8)
Tax benefit recognized in income tax expense	8	2
Net sales | Foreign exchange | Amount reclassified from Accumulated Other Comprehensive Income | (Gains) / losses on cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in net sales	(8)	(10)
Gain (loss) reclassified from AOCI into earnings, net of tax	(6)	(8)
Cost of products sold | Foreign exchange | Amount reclassified from Accumulated Other Comprehensive Income | (Gains) / losses on cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from AOCI into earnings, net of tax	4	11
(Gain) loss recognized in cost of products sold	$ 6	$ 14